WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	March 31, 2022 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 99.2% (a)
Communication Services - 1.4%
AMC Networks, Inc. - Class A (b)	710	$28,847
Cars.com, Inc. (b)	670	9,668
Clear Channel Outdoor Holdings, Inc. (b)	4,800	16,608
EchoStar Corp. - Class A (b)	630	15,334
Emerald Holding, Inc. (b)	6,400	21,760
Entravision Communications Corp. - Class A	8,180	52,434
Gogo, Inc. (b)(c)	550	10,483
Gray Television, Inc.	2,055	45,354
Hemisphere Media Group, Inc. (b)	1,365	6,238
iHeartMedia, Inc. - Class A (b)	870	16,469
Iridium Communications, Inc. (b)	190	7,661
Liberty Latin America Ltd. - Class A (b)	1,545	14,986
Liberty Latin America Ltd. - Class C (b)	4,135	39,655
Lions Gate Entertainment Corp. - Class B (b)	1,430	21,493
Live Nation Entertainment, Inc. (b)	748	87,995
Magnite, Inc. (b)	335	4,425
Sinclair Broadcast Group, Inc. - Class A	245	6,865
Stagwell, Inc. (b)	3,100	22,444
TEGNA, Inc.	1,695	37,968
		466,687
Consumer Discretionary - 12.5%
2U, Inc. (b)	390	5,179
Academy Sports & Outdoors, Inc.	620	24,428
Adient PLC (b)	1,100	44,847
American Eagle Outfitters, Inc. (c)	1,000	16,800
American Public Education, Inc. (b)	1,440	30,586
Asbury Automotive Group, Inc. (b)	479	76,736
Bassett Furniture Industries, Inc.	700	11,592
Bed Bath & Beyond, Inc. (b)(c)	735	16,560
Big 5 Sporting Goods Corp. (c)	1,400	24,010
Biglari Holdings, Inc. - Class B (b)	120	17,353
Bluegreen Vacations Holding Corp. (b)	1,950	57,661
Brinker International, Inc. (b)	770	29,383
Carriage Services, Inc.	750	39,998
Carter's, Inc.	595	54,734
Century Casinos, Inc. (b)	670	8,007
Century Communities, Inc.	1,194	63,963
Chuy's Holdings, Inc. (b)	425	11,475
Citi Trends, Inc. (b)	135	4,134
Coursera, Inc. (b)	1,570	36,173
Designer Brands, Inc. - Class A (b)	800	10,808
Dine Brands Global, Inc.	150	11,692
El Pollo Loco Holdings, Inc. (b)	1,700	19,754
Ethan Allen Interiors, Inc.	2,200	57,354
Foot Locker, Inc.	1,130	33,516
Fossil Group, Inc. (b)	1,200	11,568
Franchise Group, Inc.	350	14,500
Funko, Inc. - Class A (b)	1,310	22,598
Genesco, Inc. (b)	800	50,888
G-III Apparel Group Ltd. (b)	1,300	35,165
Green Brick Partners, Inc. (b)	8,802	173,928
Group 1 Automotive, Inc.	687	115,299
Guess?, Inc. (c)	815	17,808
H&R Block, Inc.	1,900	49,476
Hanesbrands, Inc.	9,675	144,061
Haverty Furniture Cos., Inc.	2,765	75,816
Hibbett, Inc.	1,083	48,020
Hooker Furnishings Corp.	1,400	26,516
International Game Technology PLC	2,230	55,036
Jack in the Box, Inc.	420	39,232
Johnson Outdoors, Inc. - Class A	1,291	100,349
KB Home	2,190	70,912
Kirkland's, Inc. (b)	2,500	23,225
Lakeland Industries, Inc. (b)	1,100	21,109
Laureate Education, Inc.	3,685	43,667
La-Z-Boy, Inc.	1,600	42,192
Lazydays Holdings, Inc. (b)	700	14,126
LGI Homes, Inc. (b)	290	28,327
Lifetime Brands, Inc.	830	10,657
LL Flooring Holdings, Inc. (b)	700	9,814
M/I Homes, Inc. (b)	2,230	98,901
Macy's, Inc.	5,910	143,968
MarineMax, Inc. (b)	600	24,156
Meritage Homes Corp. (b)	1,164	92,224
Movado Group, Inc.	930	36,316
OneWater Marine, Inc. - Class A	800	27,560
Perdoceo Education Corp. (b)	5,160	59,237
PetMed Express, Inc. (c)	800	20,640
PlayAGS, Inc. (b)	2,200	14,674
Potbelly Corp. (b)	1,400	9,380
Red Rock Resorts, Inc. - Class A	12,054	585,342
Rent-A-Center, Inc.	1,250	31,487
Rocky Brands, Inc.	1,694	70,453
Sally Beauty Holdings, Inc. (b)	1,583	24,742
Shoe Carnival, Inc.	380	11,081
Signet Jewelers Ltd.	993	72,191
Sleep Number Corp. (b)	160	8,114
Sonic Automotive, Inc. - Class A	900	38,259
Standard Motor Products, Inc.	861	37,144
Taylor Morrison Home Corp. (b)	3,180	86,560
The Aaron's Co., Inc.	2,300	46,184
The Cato Corp. - Class A	1,900	27,854
The Cheesecake Factory, Inc. (b)	395	15,717
The Container Store Group, Inc. (b)	3,184	26,013
The ODP Corp. (b)	1,100	50,413
Tilly's, Inc. - Class A	800	7,488
Travel + Leisure Co.	620	35,923
Tri Pointe Homes, Inc. (b)	3,110	62,449
Tupperware Brands Corp. (b)	1,200	23,340
Urban Outfitters, Inc. (b)	700	17,577
Vail Resorts, Inc.	890	231,640
Vera Bradley, Inc. (b)	6,300	48,321
Vista Outdoor, Inc. (b)	1,577	56,283
Vivint Smart Home, Inc. (b)	3,880	26,229
Wolverine World Wide, Inc.	6,407	144,542
WW International, Inc. (b)	1,897	19,406
Zumiez, Inc. (b)	642	24,531
		4,307,371
Consumer Staples - 4.4%
B&G Foods, Inc. (c)	1,040	28,059
BellRing Brands, Inc. (b)	3,994	92,182
Cal-Maine Foods, Inc.	8,528	470,916
Central Garden & Pet Co. (b)	1,000	43,960
Energizer Holdings, Inc.	1,500	46,140
Hostess Brands, Inc. (b)	3,280	71,963
Ingles Markets, Inc. - Class A	120	10,686
Inter Parfums, Inc.	150	13,208
Lancaster Colony Corp.	1,032	153,923
Medifast, Inc.	110	18,786
Natural Grocers by Vitamin Cottage, Inc.	1,800	35,280
Nu Skin Enterprises, Inc. - Class A	540	25,855
Post Holdings, Inc. (b)	2,417	167,401
Primo Water Corp.	625	8,906
Seaboard Corp.	49	206,069
Seneca Foods Corp. - Class A (b)	530	27,316
The Duckhorn Portfolio, Inc. (b)	100	1,819
The Simply Good Foods Co. (b)	740	28,083
United Natural Foods, Inc. (b)	510	21,089
USANA Health Sciences, Inc. (b)	400	31,780
Vector Group Ltd.	526	6,333
		1,509,754
Energy - 9.8%
Amplify Energy Corp. (b)	900	4,950
Arch Resources, Inc.	555	76,246
Berry Corp.	4,500	46,440
Brigham Minerals, Inc. - Class A	300	7,665
Cactus, Inc. - Class A	700	39,718
California Resources Corp.	3,680	164,606
Centennial Resource Development, Inc. - Class A (b)	3,500	28,245
ChampionX Corp. (b)	3,692	90,380
Chesapeake Energy Corp.	1,130	98,310
Civitas Resources, Inc.	5,163	308,283
Clean Energy Fuels Corp. (b)	1,200	9,528
CNX Resources Corp. (b)	5,445	112,820
Comstock Resources, Inc. (b)	3,160	41,238
Core Laboratories NV	900	28,467
CVR Energy, Inc.	800	20,432
Delek US Holdings, Inc. (b)	2,910	61,750
DHT Holdings, Inc.	13,270	76,966
Dorian LPG Ltd.	550	7,970
Dril-Quip, Inc. (b)	1,500	56,025
Equitrans Midstream Corp.	12,660	106,850
Expro Group Holdings NV (b)	2,950	52,451
Falcon Minerals Corp.	15,130	101,976
Gevo, Inc. (b)	1,950	9,126
Golar LNG Ltd. (b)	4,160	103,085
Green Plains, Inc. (b)	1,350	41,864
Helix Energy Solutions Group, Inc. (b)	6,800	32,504
HF Sinclair Corp.	600	23,910
Kosmos Energy Ltd. (b)	8,600	61,834
Laredo Petroleum, Inc. (b)	350	27,699
Liberty Oilfield Services, Inc. - Class A (b)	2,700	40,014
Magnolia Oil & Gas Corp. - Class A	905	21,403
Murphy Oil Corp.	2,710	109,457
National Energy Services Reunited Corp. (b)	5,200	43,680
Newpark Resources, Inc. (b)	10,700	39,162
NexTier Oilfield Solutions, Inc. (b)	6,000	55,440
Northern Oil and Gas, Inc.	2,010	56,662
Oasis Petroleum, Inc.	545	79,734
Oil States International, Inc. (b)	1,500	10,425
Ovintiv, Inc.	2,830	153,018
Par Pacific Holdings, Inc. (b)	2,700	35,154
PBF Energy, Inc. - Class A (b)	270	6,580
PDC Energy, Inc.	2,487	180,755
ProPetro Holding Corp. (b)	2,200	30,646
Range Resources Corp. (b)	3,505	106,482
Ranger Oil Corp. (b) - Class A	1,300	44,889
REX American Resources Corp. (b)	485	48,306
Scorpio Tankers, Inc. (c)	1,110	23,732
Select Energy Services, Inc. - Class A (b)	3,600	30,852
SFL Corp. Ltd.	1,520	15,474
Solaris Oilfield Infrastructure, Inc. - Class A	3,000	33,870
Talos Energy, Inc. (b)	2,090	33,001
TechnipFMC PLC (b)	1,300	10,075
Transocean Ltd. (b)	3,790	17,320
Vertex Energy, Inc. (b)(c)	1,800	17,892
W&T Offshore, Inc. (b)	654	2,498
Whiting Petroleum Corp.	1,876	152,913
World Fuel Services Corp.	4,630	125,195
		3,365,967
Financials - 29.1%
1st Source Corp.	800	37,000
Amalgamated Financial Corp.	1,300	23,361
Ambac Financial Group, Inc. (b)	2,600	27,040
Amerant Bancorp, Inc.	1,584	50,039
American Equity Investment Life Holding Co.	2,220	88,600
Apollo Commercial Real Estate Finance, Inc.	320	4,458
Argo Group International Holdings Ltd.	330	13,622
Arlington Asset Investment Corp. - Class A (b)	2,700	9,369
Artisan Partners Asset Management, Inc. - Class A	500	19,675
AssetMark Financial Holdings, Inc. (b)	2,450	54,512
Associated Banc-Corp	2,878	65,503
Assured Guaranty Ltd.	800	50,928
Axis Capital Holdings Ltd.	780	47,167
BancFirst Corp.	1,455	121,071
Bank of Marin Bancorp	500	17,535
Bank OZK	10,459	446,599
BankUnited, Inc.	2,476	108,845
Banner Corp.	600	35,118
BCB Bancorp, Inc.	800	14,600
Berkshire Hills Bancorp, Inc.	2,650	76,771
Blackstone Mortgage Trust, Inc. - Class A	475	15,100
Blue Foundry Bancorp (b)	1,700	23,035
BOK Financial Corp.	1,956	183,766
Bridgewater Bancshares, Inc. (b)	700	11,676
Brighthouse Financial, Inc. (b)	400	20,664
Brookline Bancorp, Inc.	1,200	18,984
Cadence Bank	4,873	142,584
Camden National Corp.	500	23,520
Carter Bankshares, Inc. (b)	700	12,159
Cathay General Bancorp	5,307	237,488
Central Pacific Financial Corp.	1,400	39,060
Central Valley Community Bancorp	1,000	23,350
City Holding Co.	499	39,271
Civista Bancshares, Inc.	600	14,460
CNB Financial Corp.	600	15,792
CNO Financial Group, Inc.	1,900	47,671
Columbia Banking System, Inc.	2,520	81,320
Community Bank System, Inc.	610	42,792
Community Trust Bancorp, Inc.	600	24,720
Cowen, Inc. - Class A	1,600	43,360
CrossFirst Bankshares, Inc. (b)	1,375	21,670
CVB Financial Corp.	4,325	100,383
Diamond Hill Investment Group, Inc.	140	26,222
Dynex Capital, Inc. (c)	1,180	19,116
Eagle Bancorp, Inc.	840	47,888
Eastern Bankshares, Inc.	2,815	60,635
Employers Holdings, Inc.	1,000	41,020
Enova International, Inc. (b)	260	9,872
Enstar Group Ltd. (b)	1,358	354,642
Enterprise Financial Services Corp.	300	14,193
Essent Group Ltd.	3,080	126,927
Evercore, Inc. - Class A	100	11,132
FB Financial Corp.	1,043	46,330
Federal Agricultural Mortgage Corp. - Class C	300	32,544
Federated Hermes, Inc.	1,100	37,466
Financial Institutions, Inc.	450	13,559
First BanCorp	7,415	97,285
First Busey Corp.	1,800	45,612
First Business Financial Services, Inc.	400	13,124
First Community Bankshares, Inc.	2,304	64,996
First Financial Bancorp	1,000	23,050
First Financial Corp.	1,401	60,635
First Hawaiian, Inc.	1,300	36,257
First Internet Bancorp	600	25,806
First Interstate BancSystem, Inc. - Class A	5,106	187,748
First Merchants Corp.	735	30,576
First Mid Bancshares, Inc.	400	15,396
FirstCash Holdings, Inc.	880	61,899
Flagstar Bancorp, Inc.	310	13,144
Flushing Financial Corp.	2,100	46,935
FNB Corp.	3,300	41,085
FS Bancorp, Inc.	400	12,400
Fulton Financial Corp.	4,340	72,131
Genworth Financial, Inc. - Class A (b)	19,540	73,861
Granite Point Mortgage Trust, Inc.	900	10,008
Great Ajax Corp.	1,713	20,094
Great Southern Bancorp, Inc.	500	29,505
Greenhill & Co., Inc.	1,700	26,299
Hancock Whitney Corp.	2,696	140,596
Hanmi Financial Corp.	1,800	44,298
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	465	22,055
Heartland Financial USA, Inc.	700	33,481
Heritage Financial Corp.	1,000	25,060
Heritage Insurance Holdings, Inc.	840	5,998
Hilltop Holdings, Inc.	1,400	41,160
Home Bancorp, Inc.	200	8,158
Home BancShares, Inc.	2,320	52,432
HomeStreet, Inc.	700	33,166
Hope Bancorp, Inc.	7,115	114,409
Horace Mann Educators Corp.	840	35,137
Horizon Bancorp, Inc.	1,920	35,846
Houlihan Lokey, Inc.	1,020	89,556
Independent Bank Corp.	150	12,254
Independent Bank Corp.	2,693	59,246
International Bancshares Corp.	3,710	156,599
Investar Holding Corp.	600	11,454
Investors Bancorp, Inc.	5,231	78,099
James River Group Holdings Ltd.	1,200	29,688
Kemper Corp.	400	22,616
Lakeland Bancorp, Inc.	2,200	36,740
LendingClub Corp. (b)	1,240	19,567
Level One Bancorp, Inc.	300	11,979
Live Oak Bancshares, Inc.	4,268	217,199
Luther Burbank Corp.	1,400	18,606
Macatawa Bank Corp.	1,400	12,614
Mercantile Bank Corp.	1,623	57,487
Meta Financial Group, Inc.	640	35,149
MFA Financial, Inc.	17,260	69,558
Midland States Bancorp, Inc.	900	25,974
MidWestOne Financial Group, Inc.	500	16,550
Moelis & Co. - Class A	1,260	59,157
Mr. Cooper Group, Inc. (b)	7,024	320,786
National Bank Holdings Corp. - Class A	245	9,869
National Bankshares, Inc.	300	11,157
National Western Life Group, Inc. - Class A	569	119,718
Navient Corp.	2,800	47,712
NBT Bancorp, Inc.	1,018	36,780
New York Mortgage Trust, Inc.	10,560	38,544
Nicolet Bankshares, Inc. (b)	550	51,463
NMI Holdings, Inc. - Class A (b)	2,375	48,973
Northeast Bank	400	13,644
Northeast Community Bancorp, Inc.	1,100	13,475
Northfield Bancorp, Inc.	1,100	15,796
Northrim BanCorp, Inc.	1,020	44,441
OceanFirst Financial Corp.	2,150	43,215
Old National Bancorp	6,923	113,399
Oppenheimer Holdings, Inc. - Class A	2,305	100,452
Orrstown Financial Services, Inc.	500	11,465
PacWest Bancorp	700	30,191
PCB Bancorp	1,200	27,540
Peapack-Gladstone Financial Corp.	700	24,325
Peoples Bancorp, Inc.	2,510	78,588
Peoples Financial Services Corp.	170	8,582
Perella Weinberg Partners (c)	2,000	18,900
Preferred Bank	340	25,191
Premier Financial Corp.	3,191	96,783
Primis Financial Corp.	1,400	19,572
ProAssurance Corp.	10,106	271,649
PROG Holdings, Inc. (b)	5,242	150,812
Prosperity Bancshares, Inc.	299	20,745
Provident Financial Services, Inc.	2,135	49,959
Pzena Investment Management, Inc. - Class A	4,566	36,619
Radian Group, Inc.	2,140	47,529
RBB Bancorp	900	21,141
Ready Capital Corp.	970	14,608
Redwood Trust, Inc.	1,945	20,481
Regional Management Corp.	649	31,522
RenaissanceRe Holdings Ltd.	375	59,441
Renasant Corp.	1,000	33,450
Republic Bancorp, Inc. - Class A	500	22,470
S&T Bancorp, Inc.	1,190	35,200
Safety Insurance Group, Inc.	360	32,706
Sandy Spring Bancorp, Inc.	620	27,850
Selective Insurance Group, Inc.	405	36,191
Sierra Bancorp	500	12,490
Simmons First National Corp. - Class A	1,395	36,577
SiriusPoint Ltd. (b)	6,500	48,620
South Plains Financial, Inc.	430	11,429
Southern Missouri Bancorp, Inc.	210	10,489
StepStone Group, Inc. - Class A	660	21,820
Stewart Information Services Corp.	460	27,881
Stifel Financial Corp.	762	51,740
Stock Yards Bancorp, Inc.	1,065	56,339
Territorial Bancorp, Inc.	500	12,000
Texas Capital Bancshares, Inc. (b)	720	41,263
The Community Financial Corp.	300	12,000
The First of Long Island Corp.	1,300	25,298
The Hanover Insurance Group, Inc.	140	20,933
Towne Bank	800	23,952
TPG RE Finance Trust, Inc.	3,258	38,477
Trean Insurance Group, Inc. (b)	1,500	7,035
TriCo Bancshares	300	12,009
Triumph Bancorp, Inc. (b)	965	90,729
TrustCo Bank Corp.	940	30,014
Trustmark Corp.	1,600	48,624
Two Harbors Investment Corp.	1,570	8,682
UMB Financial Corp.	200	19,432
United Bankshares, Inc.	4,150	144,752
Universal Insurance Holdings, Inc.	2,719	36,679
Univest Financial Corp.	2,834	75,838
Valley National Bancorp	1,115	14,517
Veritex Holdings, Inc.	390	14,886
Victory Capital Holdings, Inc. - Class A	1,000	28,870
Virtus Investment Partners, Inc.	70	16,799
Washington Federal, Inc.	2,180	71,548
Washington Trust Bancorp, Inc.	250	13,125
Waterstone Financial, Inc.	2,480	47,963
Webster Financial Corp.	8,679	487,065
White Mountains Insurance Group Ltd.	35	39,768
William Penn Bancorp	1,000	12,750
Wintrust Financial Corp.	410	38,101
WSFS Financial Corp.	140	6,527
		9,975,873
Health Care - 3.4%
4D Molecular Therapeutics, Inc. (b)	300	4,536
AdaptHealth Corp. (b)	960	15,389
Agios Pharmaceuticals, Inc. (b)	270	7,860
Albireo Pharma, Inc. (b)	135	4,027
Allscripts Healthcare Solutions, Inc. (b)	1,425	32,091
Altimmune, Inc. (b)	480	2,923
American Well Corp. - Class A (b)	6,700	28,207
AnaptysBio, Inc. (b)	420	10,391
Arcturus Therapeutics Holdings, Inc. (b)	450	12,132
Artivion, Inc. (b)	790	16,890
Atea Pharmaceuticals, Inc. (b)	3,700	26,714
BioCryst Pharmaceuticals, Inc. (b)	240	3,902
Biohaven Pharmaceutical Holding Co. Ltd. (b)	50	5,929
Bioventus, Inc. - Class A (b)	480	6,768
Brookdale Senior Living, Inc. (b)	940	6,627
Catalyst Pharmaceuticals, Inc. (b)	7,080	58,693
ChemoCentryx, Inc. (b)	190	4,763
Community Health Systems, Inc. (b)	2,600	30,862
Curis, Inc. (b)	2,840	6,759
Emergent BioSolutions, Inc. (b)	1,060	43,524
Forma Therapeutics Holdings, Inc. (b)	590	5,487
Fulgent Genetics, Inc. (b)	320	19,971
Generation Bio Co. (b)	360	2,642
Hanger, Inc. (b)	2,500	45,825
ImmunoGen, Inc. (b)	638	3,037
Innoviva, Inc. (b)	3,640	70,434
Integer Holdings Corp. (b)	924	74,447
Invitae Corp. (b)	990	7,890
iTeos Therapeutics, Inc. (b)	930	29,927
Kiniksa Pharmaceuticals Ltd. - Class A (b)	2,040	20,278
Lantheus Holdings, Inc. (b)	370	20,465
MEDNAX, Inc. (b)	295	6,927
Meridian Bioscience, Inc. (b)	840	21,806
National HealthCare Corp.	763	53,586
Natus Medical, Inc. (b)	4,479	117,708
Nkarta, Inc. (b)	430	4,893
Novavax, Inc. (b)	198	14,583
Nurix Therapeutics, Inc. (b)	660	9,247
Passage Bio, Inc. (b)	1,460	4,526
Patterson Cos., Inc.	400	12,948
Precigen, Inc. (b)	5,130	10,824
Prestige Consumer Healthcare, Inc. (b)	960	50,822
REGENXBIO, Inc. (b)	1,300	43,147
Sana Biotechnology, Inc. (b)	295	2,437
Seer, Inc. (b)	770	11,735
Selecta Biosciences, Inc. (b)	5,450	6,704
Surface Oncology, Inc. (b)	3,530	10,378
Syros Pharmaceuticals, Inc. (b)	5,830	6,938
Taro Pharmaceutical Industries Ltd. (b)	860	37,204
Tenet Healthcare Corp. (b)	466	40,057
Utah Medical Products, Inc.	190	17,073
Vanda Pharmaceuticals, Inc. (b)	4,940	55,871
Veracyte, Inc. (b)	130	3,584
		1,172,388
Industrials - 17.2%
AAR Corp. (b)	1,100	53,273
ABM Industries, Inc.	2,285	105,201
ACCO Brands Corp.	5,600	44,800
Aerojet Rocketdyne Holdings, Inc. (b)	478	18,809
Allegiant Travel Co. (b)	1,365	221,662
Allied Motion Technologies, Inc.	4,192	125,089
Allison Transmission Holdings, Inc.	1,100	43,186
Argan, Inc.	1,090	44,243
ASGN, Inc. (b)	175	20,424
Atkore, Inc. (b)	130	12,797
Atlas Air Worldwide Holdings, Inc. (b)	460	39,730
AZZ, Inc.	950	45,828
Barnes Group, Inc.	500	20,095
Beacon Roofing Supply, Inc. (b)	395	23,416
BGSF, Inc.	1,000	13,170
BlueLinx Holdings, Inc. (b)	380	27,315
Boise Cascade Co.	430	29,872
CBIZ, Inc. (b)	520	21,824
Colfax Corp. (b)	9,456	376,254
Comfort Systems USA, Inc.	250	22,253
Concrete Pumping Holdings, Inc. (b)	22,862	153,175
Costamare, Inc.	6,740	114,917
Covenant Logistics Group, Inc.	610	13,133
Douglas Dynamics, Inc.	2,580	89,242
Ducommun, Inc. (b)	515	26,981
DXP Enterprises, Inc. (b)	770	20,859
EMCOR Group, Inc.	2,052	231,117
Encore Wire Corp.	290	33,080
Energy Recovery, Inc. (b)	4,566	91,959
Enerpac Tool Group Corp.	2,800	61,292
EnerSys	665	49,589
Ennis, Inc.	1,800	33,246
EnPro Industries, Inc.	460	44,956
Flowserve Corp.	1,530	54,927
Fluor Corp. (b)(c)	2,200	63,118
Forward Air Corp.	300	29,334
Franklin Electric Co., Inc.	740	61,450
FTI Consulting, Inc. (b)	175	27,514
GATX Corp.	290	35,766
GrafTech International Ltd.	4,300	41,366
Graham Corp.	800	6,168
Great Lakes Dredge & Dock Corp. (b)	3,200	44,896
Griffon Corp.	600	12,018
Healthcare Services Group, Inc.	3,000	55,710
Heartland Express, Inc.	2,500	35,175
Heidrick & Struggles International, Inc.	2,530	100,137
Heritage-Crystal Clean, Inc. (b)	910	26,945
Hillenbrand, Inc.	1,020	45,053
Hyster-Yale Materials Handling, Inc.	920	30,553
Infrastructure and Energy Alternatives, Inc. (b)	860	10,191
Interface, Inc.	1,600	21,712
JELD-WEN Holding, Inc. (b)	1,800	36,504
Kelly Services, Inc. - Class A	1,800	39,042
Kimball International, Inc. - Class B	3,900	32,955
Kirby Corp. (b)	1,863	134,490
Korn Ferry	2,360	153,258
LB Foster Co. - Class A (b)	700	10,759
ManTech International Corp. - Class A	350	30,167
Masonite International Corp. (b)	500	44,470
MasTec, Inc. (b)	167	14,546
Matrix Service Co. (b)	3,300	27,126
Matson, Inc.	1,975	238,225
Meritor, Inc. (b)	1,230	43,751
Mesa Air Group, Inc. (b)	2,100	9,240
Miller Industries, Inc.	600	16,896
Moog, Inc. - Class A	555	48,729
Mueller Industries, Inc.	3,275	177,407
Mueller Water Products, Inc. - Class A	1,600	20,672
MYR Group, Inc. (b)	260	24,450
National Presto Industries, Inc.	595	45,785
PAM Transportation Services, Inc. (b)	400	13,900
Powell Industries, Inc.	1,100	21,362
Preformed Line Products Co.	400	25,368
Primoris Services Corp.	1,500	35,730
Proto Labs, Inc. (b)	600	31,740
Quanex Building Products Corp.	2,580	54,154
Radiant Logistics, Inc. (b)	6,710	42,743
Resideo Technologies, Inc. (b)	1,800	42,894
Resources Connection, Inc.	5,440	93,242
Rush Enterprises, Inc. - Class A	1,280	65,165
Safe Bulkers, Inc.	4,410	20,992
Schneider National, Inc. - Class B	600	15,300
Sensata Technologies Holding PLC (b)	732	37,222
SP Plus Corp. (b)	320	10,035
Spirit Airlines, Inc. (b)	1,000	21,870
Steelcase, Inc. - Class A	3,100	37,045
Stericycle, Inc. (b)	2,385	140,524
Sterling Construction Co., Inc. (b)	1,000	26,800
The Brink's Co.	500	34,000
The Greenbrier Cos., Inc.	1,100	56,661
Thermon Group Holdings, Inc. (b)	2,500	40,500
Titan International, Inc. (b)	950	13,994
Titan Machinery, Inc. (b)	230	6,500
Triton International Ltd.	1,934	135,728
TrueBlue, Inc. (b)	3,502	101,173
Tutor Perini Corp. (b)	3,000	32,400
UFP Industries, Inc.	160	12,346
Vectrus, Inc. (b)	1,520	54,507
Veritiv Corp. (b)	422	56,375
Wabash National Corp.	2,300	34,132
Watts Water Technologies, Inc. - Class A	255	35,596
WESCO International, Inc. (b)	3,361	437,401
		5,910,691
Information Technology - 6.8%
3D Systems Corp. (b)	2,083	34,744
A10 Networks, Inc.	440	6,138
Amkor Technology, Inc.	2,355	51,151
Avnet, Inc.	1,200	48,708
Axcelis Technologies, Inc. (b)	235	17,750
Belden, Inc.	830	45,982
BM Technologies, Inc. (b)	446	3,813
Casa Systems, Inc. (b)	2,700	12,204
Cass Information Systems, Inc.	1,980	73,082
CommScope Holding Co., Inc. (b)	2,100	16,548
Comtech Telecommunications Corp.	2,440	38,284
Concentrix Corp.	304	50,634
CSG Systems International, Inc.	200	12,714
Diebold Nixdorf, Inc. (b)	4,200	28,266
Diodes, Inc. (b)	300	26,097
Ebix, Inc.	800	26,520
ePlus, Inc. (b)	440	24,666
GTY Technology Holdings, Inc. (b)	1,180	3,811
Insight Enterprises, Inc. (b)	460	49,367
Kimball Electronics, Inc. (b)	1,100	21,989
Lumentum Holdings, Inc. (b)	214	20,886
MACOM Technology Solutions Holdings, Inc. (b)	640	38,317
Methode Electronics, Inc.	1,030	44,547
MoneyGram International, Inc. (b)	1,900	20,064
NETGEAR, Inc. (b)	1,300	32,084
NVE Corp.	307	16,722
Onto Innovation, Inc. (b)	380	33,018
OSI Systems, Inc. (b)	465	39,581
PC Connection, Inc.	740	38,769
Photronics, Inc. (b)	2,200	37,334
Plexus Corp. (b)	100	8,181
Rambus, Inc. (b)	3,665	116,877
Rimini Street, Inc. (b)	35,871	208,052
Sanmina Corp. (b)	4,271	172,634
ScanSource, Inc. (b)	1,780	61,926
Semtech Corp. (b)	680	47,151
SMART Global Holdings, Inc. (b)	1,850	47,786
StarTek, Inc. (b)	4,790	21,220
Super Micro Computer, Inc. (b)	1,115	42,448
TD SYNNEX Corp.	184	18,991
Telos Corp. (b)	2,300	22,931
The Hackett Group, Inc.	1,360	31,362
Ultra Clean Holdings, Inc. (b)	1,004	42,560
Veeco Instruments, Inc. (b)	2,015	54,788
Verra Mobility Corp. (b)	800	13,024
Vishay Intertechnology, Inc.	3,690	72,324
Vishay Precision Group, Inc. (b)	2,286	73,495
WNS Holdings Ltd. - ADR (b)	3,472	296,821
Xperi Holding Corp.	3,989	69,089
		2,335,450
Materials - 5.3%
AdvanSix, Inc.	1,100	56,199
Allegheny Technologies, Inc. (b)	1,330	35,697
American Vanguard Corp.	1,600	32,512
Arconic Corp. (b)	350	8,967
Ashland Global Holdings, Inc.	2,490	245,041
Avient Corp.	205	9,840
Cabot Corp.	530	36,257
Chase Corp.	1,667	144,879
Commercial Metals Co.	1,645	68,465
Compass Minerals International, Inc.	700	43,953
Ecovyst, Inc.	4,400	50,864
FutureFuel Corp.	1,200	11,676
Glatfelter Corp.	2,300	28,474
Greif, Inc. - Class A	720	46,843
Hawkins, Inc.	300	13,770
HB Fuller Co.	310	20,482
Innospec, Inc.	1,045	96,715
Kaiser Aluminum Corp.	520	48,963
Koppers Holdings, Inc.	345	9,494
Kronos Worldwide, Inc.	1,390	21,573
Materion Corp.	558	47,843
Mercer International, Inc.	1,600	22,320
NewMarket Corp.	70	22,707
Ryerson Holding Corp.	700	24,514
Summit Materials, Inc. - Class A (b)	1,241	38,545
Taseko Mines Ltd. (b)	104,046	238,265
Tredegar Corp.	2,510	30,095
TriMas Corp.	3,019	96,880
Trinseo PLC	800	38,336
UFP Technologies, Inc. (b)	2,227	147,360
Warrior Met Coal, Inc.	700	25,977
Worthington Industries, Inc.	975	50,125
		1,813,631
Real Estate - 6.4%
Acadia Realty Trust	1,580	34,239
Agree Realty Corp.	590	39,152
Alexander's, Inc.	170	43,559
Apartment Investment and Management Co. - Class A (b)	1,890	13,835
Braemar Hotels & Resorts, Inc.	2,500	15,450
Corporate Office Properties Trust	480	13,699
CubeSmart	3,647	189,753
DiamondRock Hospitality Co. (b)	2,743	27,704
Douglas Elliman, Inc.	263	1,920
Easterly Government Properties, Inc. (c)	5,530	116,904
Empire State Realty Trust, Inc. - Class A	9,610	94,370
Equity Commonwealth (b)	260	7,335
Essential Properties Realty Trust, Inc.	412	10,424
Forestar Group, Inc. (b)	5,160	91,642
Four Corners Property Trust, Inc.	250	6,760
Getty Realty Corp.	1,200	34,344
Gladstone Commercial Corp.	1,310	28,846
Healthcare Realty Trust, Inc.	3,580	98,378
iStar, Inc. (c)	1,091	25,540
Jones Lang LaSalle, Inc. (b)	240	57,470
Kennedy-Wilson Holdings, Inc.	2,300	56,097
Kite Realty Group Trust	727	16,554
LXP Industrial Trust	1,955	30,693
National Health Investors, Inc.	436	25,728
Newmark Group, Inc. - Class A	3,453	54,972
Outfront Media, Inc.	1,950	55,438
Pebblebrook Hotel Trust	2,685	65,729
Piedmont Office Realty Trust, Inc. - Class A	2,540	43,739
PS Business Parks, Inc.	110	18,489
Rayonier, Inc.	4,557	187,384
RE/MAX Holdings, Inc. - Class A	1,600	44,368
Realogy Holdings Corp. (b)	955	14,974
RPT Realty	865	11,911
Ryman Hospitality Properties, Inc. (b)	1,605	148,896
Sabra Health Care REIT, Inc.	2,490	37,076
Seritage Growth Properties - Class A (b)	3,550	44,943
SITE Centers Corp.	3,160	52,804
STAG Industrial, Inc.	770	31,839
Summit Hotel Properties, Inc. (b)	885	8,815
Sunstone Hotel Investors, Inc. (b)	8,030	94,594
Terreno Realty Corp.	90	6,665
The Macerich Co.	1,312	20,520
The RMR Group, Inc. - Class A	1,660	51,626
Urban Edge Properties	1,390	26,549
Urstadt Biddle Properties, Inc. - Class A	4,390	82,576
		2,184,303
Utilities - 2.9%
ALLETE, Inc.	780	52,244
Artesian Resources Corp. - Class A	610	29,615
Avista Corp.	1,000	45,150
Black Hills Corp.	630	48,523
Brookfield Infrastructure Corp. - Class A (c)	870	65,633
Brookfield Renewable Corp. - Class A	505	22,119
Clearway Energy, Inc. - Class A	980	32,654
Hawaiian Electric Industries, Inc.	1,100	46,541
Northwest Natural Holding Co.	130	6,724
Otter Tail Corp.	740	46,250
PNM Resources, Inc.	840	40,043
Portland General Electric Co.	1,580	87,137
South Jersey Industries, Inc.	5,624	194,309
Southwest Gas Holdings, Inc.	700	54,803
Spire, Inc.	700	50,232
Sunnova Energy International, Inc. (b)	2,499	57,627
UGI Corp.	2,348	85,044
Via Renewables, Inc.	3,370	27,769
		992,417
Total Common Stocks (Cost $27,549,185)		34,034,532

Total Investments at Value - 99.2% (Cost $27,549,185)		34,034,532
Other Assets in Excess of Liabilities - 0.8%		277,122
Net Assets - 100.0%		$34,311,654

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at March 31, 2022. The total fair value of securities on loan at March 31, 2022 was $416,954.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

SMALL COMPANY VALUE PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolio's pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Directors of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which the Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolio discloses the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2022, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2022:

Small Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$34,034,532	$-	$-	$34,034,532
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$34,034,532	$-	$-	$34,034,532

Refer to the Portfolio's Schedule of Investments for a listing of the securities by industry or sector type. Small Company Value Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2022.